Is this a transition Report?: (Y/N) N

Is this a amendment to a previous filing? (Y/N) N

1.     A.  Registrant Name: The Prudential Variable Contract Account 24

       B.  File Number: 811-5053

       C.  Telephone Number: (717)-340-6000


2.     A.  Street: 30 Scranton Office Park

       B. City: Moosic    C.  State: PA    D.  Zip Code: 18507    Zip Ext: 178


3.     Is this the first filing on this form by Registrant? (Y/N) N

4.     Is this the last filing on this form by Registrant?  (Y/N) N

5.     Is Registrant a small business investment company (SBIC) (Y/N) N

6.     Is Registrant a unit investment trust (UIT) (Y/N) Y
       (If answer is "Y" (Yes) complete only items 111 through 132.)


114.  A.  Principal Underwriter Name: Prudential Investment Management Services

      B.  File Number 8-36540

      C.  City: Newark   State: NJ   Zip Code: 07102   Zip Ext.: 29


115.  A   Independent Public Accountant Name: Price Waterhouse LLP

      B.  City: New York   State: NY   Zip Code: 10039   Zip Ext.:


127.  J. All other equity securities   1   $1,073,591   $0


131. Total expenses incurred by all series of Registrant during the current reporting period
         ($000's omitted)               $6,866